Annual Total Returns[BarChart] - Invesco Dynamic Media ETF - ETF	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(4.15%)	27.26%	59.77%	(3.41%)	(1.13%)	5.13%	7.17%	2.34%	20.08%	35.77%